CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2023	May 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible notes payable							$ 450,000
Original issue discount percentage					10.00%
Common stock - warrants			4,800	59,182	59,182
Maturity date		Jul. 31, 2023
Expected term (years)			5 years
Proceeds from warrants exercise			$ 9,600
Conversion of common stock percentage			70.00%
Common stock purchase percentage			50.00%
Fair value of the financial instruments							1,387,060
Proceeds from original issuance discount							450,000
Proceeds from debt					$ 192,787		145,992
Warrants and the convertible notes							445,032
Interest expense			$ 192,857	$ 0	154,500
Accrued interest				$ 1,087,513	4,224,860		16,480
Debt borrowing limit		$ 375,000
Number of shares, issued	18,000
Remaining original issuance discount					0	0
Interest expense original issuance discount					0	0
Convertible notes payable						$ 954,622
Five Days Prior to Extension Deadline [Member]
Short-Term Debt [Line Items]
Number of shares, issued	9,000
Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable							225,000
Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable							225,000
Original Issue Discount [Member]
Short-Term Debt [Line Items]
Proceeds from original issuance discount							21,899
Warrant [Member]
Short-Term Debt [Line Items]
Proceeds from original issuance discount							$ 282,109
Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage				0.60%	0.60%
Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage				2.40%	2.40%
Measurement Input, Price Volatility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate			40.06		49.40
Measurement Input, Price Volatility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate			80.17		60.19
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term (years)			5 years
Measurement Input, Expected Term [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Expected term (years)					1 year 6 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Expected term (years)					5 years
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-free interest rate			2.95
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate					3.58
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate					4.38
Convertible Notes [Member] | Individual Consultants One [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 300,000
Original issue discount percentage			15.00%
Common stock - warrants			292
Prepayment penalty			$ 0
Maturity date			Feb. 25, 2023
Convertible Notes [Member] | Individual Consultants Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 300,000
Original issue discount percentage			15.00%
Common stock - warrants			292
Prepayment penalty			$ 0
Maturity date			Feb. 25, 2023
Convertible Notes [Member] | Two Individual Consultants [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 600,000
Debt instrument interest percentage			10.00%